COMMITMENTS (Details)	9 Months Ended	11 Months Ended
	Sep. 30, 2021 USD ($) item $ / shares	Dec. 31, 2020 USD ($) item $ / shares	Jun. 19, 2020 USD ($)
COMMITMENTS
Maximum number of demands for registration of securities | item	3	3
Period after closing of initial business combination to file resale shelf registration statement	30 days	30 days
Deferred fee per unit | $ / shares	$ 0.35	$ 0.35
Deferred underwriting fees | $	$ 18,112,500	$ 18,112,500	$ 18,112,500